Pacer US Cash Cows 100 ETF
Schedule of Investments
July 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 96.3%
Advertising - 0.8%
The Interpublic Group of Cos., Inc. (a)	1,779,078	$53,141,060

Aerospace/Defense - 2.1%
General Dynamics Corp.	628,721	142,512,189

Airlines - 0.4%
JetBlue Airways Corp. (b)	2,827,799	23,810,068

Apparel - 1.0%
PVH Corp.	413,110	25,579,771
Tapestry, Inc.	926,622	31,162,298
Under Armour, Inc. - Class A (b)	1,321,463	12,236,747
		68,978,816
Auto Parts & Equipment - 0.3%
Allison Transmission Holdings, Inc.	447,809	18,749,763

Biotechnology - 8.9%
Biogen, Inc. (b)	512,247	110,163,840
Exelixis, Inc. (b)	879,968	18,408,931
Gilead Sciences, Inc.	2,278,989	136,169,593
Moderna, Inc. (b)	1,057,216	173,478,573
Regeneron Pharmaceuticals, Inc. (b)	229,948	133,758,452
United Therapeutics Corp. (b)	108,899	25,163,292
		597,142,681
Building Materials - 2.5%
Builders FirstSource, Inc. (b)	1,060,126	72,088,568
Eagle Materials, Inc.	122,618	15,505,046
Louisiana-Pacific Corp. (a)	659,229	41,946,741
Owens Corning	396,964	36,814,442
		166,354,797
Chemicals - 7.7%
Celanese Corp.	340,929	40,062,567
CF Industries Holdings, Inc. (a)	1,225,011	116,976,301
Dow, Inc.	2,155,306	114,683,832
Huntsman Corp.	754,342	21,845,744
LyondellBasell Industries NV	1,345,140	119,878,877
Olin Corp.	927,555	48,483,300
Westlake Chemical Corp.	579,942	56,451,554
		518,382,175
Commercial Services - 1.0%
Grand Canyon Education, Inc. (b)	111,492	10,711,036
H&R Block, Inc.	590,163	23,582,914
ManpowerGroup, Inc.	216,596	16,983,292
StoneCo Ltd. - Class A (a)(b)	1,894,495	18,149,262
		69,426,504
Computers - 5.6%
CACI International, Inc. (b)	89,839	27,157,431
Dell Technologies, Inc. - Class C	2,838,305	127,894,023
DXC Technology Co. (b)	1,288,169	40,706,141
HP, Inc.	3,632,388	121,285,436
Lumentum Holdings, Inc. (a)(b)	169,844	15,364,088
NetApp, Inc.	605,219	43,170,271
		375,577,390
Electric - 1.3%
NRG Energy, Inc. (a)	2,284,174	86,227,568

Entertainment - 1.5%
Live Nation Entertainment, Inc. (a)(b)	1,052,807	98,953,330

Food - 3.1%
Albertsons Cos., Inc.	3,004,181	80,662,260
The Kroger Co. (a)	2,759,163	128,135,530
		208,797,790
Forest Products & Paper - 0.2%
Sylvamo Corp.	390,853	15,337,072

Healthcare-Products - 1.7%
Hologic, Inc. (a)(b)	1,310,647	93,553,983
QuidelOrtho Corp. (b)	199,276	20,334,123
Zimvie, Inc. (a)(b)	84,658	1,644,058
		115,532,164
Healthcare-Services - 0.9%
Quest Diagnostics, Inc.	435,152	59,428,709

Home Builders - 3.6%
Lennar Corp. - Class A (a)	1,137,912	96,722,520
NVR, Inc. (b)	10,077	44,269,269
PulteGroup, Inc.	817,296	35,650,451
Thor Industries, Inc. (a)	355,743	29,999,807
Toll Brothers, Inc.	735,617	36,177,644
		242,819,691
Home Furnishings - 0.9%
Tempur Sealy International, Inc. (a)	822,397	22,599,470
Whirlpool Corp. (a)	236,828	40,940,456
		63,539,926
Internet - 3.9%
Expedia Group, Inc. (b)	1,101,854	116,851,616
Meta Platforms Inc. - Class A (b)	760,657	121,020,529
Pinterest, Inc. (b) - Class A	1,395,350	27,181,418
		265,053,563
Iron/Steel - 6.4%
Cleveland-Cliffs, Inc. (a)(b)	4,657,573	82,485,618
Nucor Corp.	1,124,126	152,656,311
Steel Dynamics, Inc.	850,025	66,199,947
United States Steel Corp. (a)	5,471,899	129,410,411
		430,752,287
Leisure Time - 0.5%
Harley-Davidson, Inc.	871,840	32,964,270

Lodging - 0.4%
Boyd Gaming Corp.	533,548	29,617,249

Machinery-Construction & Mining - 0.5%
Oshkosh Corp.	415,824	35,802,446

Media - 0.7%
Nexstar Media Group, Inc. (a)	239,981	45,205,221

Mining - 1.6%
Freeport-McMoRan, Inc. (a)	3,508,757	110,701,283

Miscellaneous Manufacturing - 0.7%
Textron, Inc.	715,869	46,989,641

Office/Business Equipment - 0.3%
Xerox Holdings Corp. (a)	1,005,905	17,231,153

Oil & Gas - 13.6%
APA Corp.	1,900,271	70,633,073
Chevron Corp.	814,701	133,431,730
ConocoPhillips	1,227,666	119,611,498
Devon Energy Corp.	1,878,556	118,067,245
Exxon Mobil Corp.	1,463,075	141,815,860
Marathon Oil Corp.	2,801,378	69,474,174
Occidental Petroleum Corp. (a)	2,062,732	135,624,629
Phillips 66	1,388,287	123,557,543
		912,215,752
Pharmaceuticals - 12.5%
AmerisourceBergen Corp.	717,746	104,740,674
Bristol-Myers Squibb Co.	1,927,915	142,241,569
CVS Health Corp.	1,527,688	146,169,188
McKesson Corp.	457,010	156,105,476
Organon & Co.	1,517,916	48,148,295
Pfizer, Inc.	2,719,751	137,374,623
Premier, Inc.	465,488	17,902,668
Viatris, Inc.	8,781,755	85,095,206
		837,777,699
Retail - 5.9%
AutoNation, Inc. (a)(b)	724,202	85,991,746
Bath & Body Works, Inc. (a)	986,795	35,070,694
Dick's Sporting Goods, Inc. (a)	396,519	37,110,213
Foot Locker, Inc. (a)	519,155	14,728,427
Kohl's Corp.	802,935	23,397,526
Lithia Motors, Inc. (a)	125,854	33,386,549
Nordstrom, Inc. (a)	1,507,997	35,453,010
Penske Automotive Group, Inc. (a)	542,525	62,113,687
Victoria's Secret & Co. (a)(b)	385,142	14,234,848
Williams-Sonoma, Inc. (a)	384,004	55,457,858
		396,944,558
Semiconductors - 0.3%
MKS Instruments, Inc.	145,789	17,232,260

Software - 1.0%
Dropbox, Inc. - Class A (b)	1,235,111	28,086,424
Loyalty Ventures, Inc. (b)	677,959	1,999,979
Playtika Holding Corp. (b)	1,460,034	17,914,617
Teradata Corp. (b)	460,581	17,635,647
		65,636,667
Telecommunications - 4.0%
Cisco Systems, Inc.	3,203,775	145,355,272
Lumen Technologies, Inc. (a)	11,461,784	124,818,828
		270,174,100
Transportation - 0.5%
Knight-Swift Transportation Holdings, Inc. (a)	600,069	32,973,792
TOTAL COMMON STOCKS (Cost $6,556,703,295)		6,471,983,634

REAL ESTATE INVESTMENT TRUSTS - 3.6%
New Residential Investment Corp. (a)	12,781,555	139,446,765
Weyerhaeuser Co.	2,870,100	104,242,032
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $241,539,080)		243,688,797

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts- 0.1%
U.S. Bank Money Market Deposit Account 1.600% (c)	$9,371,590	9,371,590
TOTAL SHORT TERM INVESTMENTS (Cost 9,371,590)		9,371,590

INVESTMENTS PURCAHSED WITH PROCEEDS FROM SECURITIES LENDING - 10.3%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 2.020% (c)	692,394,268	692,394,268
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $692,394,268)		692,394,268

Total Investments (Cost $7,500,008,233) - 110.3%		7,417,438,289
Liabilities in Excess of Other Assets - (10.3)%		(692,044,883)
TOTAL NET ASSETS - 100.0%		$6,725,393,406

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2022. The total value of securities on loan is $688,287,221 or 10.2% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2022.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 6,471,983,634	$ -	$ -	$ -	$ 6,471,983,634
REITs	243,688,797	-	-	-	243,688,797
Short-Term Investments	9,371,590	-	-	-	9,371,590
Investments Purchased with Proceeds from Securities Lending	-	-	-	692,394,268	692,394,268
Total Investments in Securities	$ 6,725,044,021	$ -	$ -	$ 692,394,268	$ 7,417,438,289
^ See the Schedules of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.